Related Party Transactions and Balances	12 Months Ended
Sep. 30, 2021
Related Party Transactions [Abstract]
Related Party Transactions and Balances

13. Related Party Transactions and Balances

Related Parties

Name of related parties	Relationship with the Company
Jianbo Zhang	Founder and ultimate controlling shareholder, CEO
Beijing Renda Finance and Education Technology Co., Ltd (“Renda”)	A company controlled by the founder and ultimate controlling shareholder, CEO from March 23, 3009 to April 26, 2018
Jinan Wanze Education Information Consulting Co., Ltd. (“Jinan Wanze”)	A company controlled by the founder and ultimate controlling shareholder, CEO from May 10, 2011 to July 26, 2018

Due to related party balance

The related party balances of $140,000 as of September 30, 2021 and 2020 relate to IPO costs paid by Jianbo Zhang on behalf of the Company. The due to related party balance is unsecured, non-interest bearing and due on demand.